Supplemental Cash Flow Information (Details) - Schedule of Interest paid, net of interest received - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Interest Paid Net Of Interest Received Abstract
Interest paid	$ (184,776)	$ (158,806)	$ (188,969)
Interest received	21,663	4,373	8,997
Interest paid, net of interest received	$ (163,113)	$ (154,433)	$ (179,972)